GOODWILL (Narrative) (Details) € in Thousands, kr in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 SEK (kr)
Goodwill	$ 695		$ 1,044	$ 314
Goodwill accumulated impairment losses	1,525
Goodwill impairment	1,563
Procheck International B.V [Member]
Goodwill impairment	314
Procheck [Member]
Closing cost of an entity	$ 9,219
Procheck [Member] | Euro Member Countries, Euro [Member]
Closing cost of an entity | €		€ 8,059
Abydos Consultores de Sistemas S.L.U [Member]
Ownership interest	100.00%				100.00%	100.00%
Goodwill	$ 215
Goodwill accumulated impairment losses	$ 215
Abydos Consultores de Sistemas S.L.U [Member] | Euro Member Countries, Euro [Member]
Goodwill | €					€ 188
Goodwill accumulated impairment losses | €					€ 188
Detact Security Solution AB [Member]
Ownership interest	100.00%				100.00%	100.00%
Goodwill	$ 1,007
Goodwill accumulated impairment losses	$ 1,007
Detact Security Solution AB [Member] | Sweden, Kronor
Goodwill | kr						kr 9,005
Goodwill accumulated impairment losses | kr						kr 9,005